Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Cash and cash equivalents:
Total cash and cash equivalents	¥ 533,293	$ 83,700	¥ 315,459
RMB [Member]
Cash and cash equivalents:
Total cash and cash equivalents	237,393		152,032
US [Member]
Cash and cash equivalents:
Total cash and cash equivalents	291,776		161,663
Other [Member]
Cash and cash equivalents:
Total cash and cash equivalents	¥ 4,124		¥ 1,764